Equity - Monthly breakdown of shares purchased and the average price paid per share (Details) - Treasury shares purchased during the year - £ / shares	1 Months Ended		12 Months Ended
	Jun. 30, 2021	May 31, 2021	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Average price paid pence (in GBP per share)	£ 34.53	£ 33.60	£ 34.11
Authorised purchases unutilised at month end (in shares)	229,487,001	231,335,953	229,487,001
Share buyback programme
Disclosure of classes of share capital [line items]
Number of shares purchased under share buyback programme (in shares)	1,848,952	1,484,935	3,333,887
Total number of shares purchased (in shares)	1,848,952	1,484,935	3,333,887